Taxes On Income (Narrative) (Details)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 Law for the Encouragement of Industry (Taxes) [Member]	Dec. 31, 2012 Law for the Encouragement of Capital Investments [Member] ILS	Dec. 31, 2012 NORWAY USD ($)	Dec. 31, 2012 BRAZIL USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Minimum [Member] Domestic Tax Authority [Member]	Dec. 31, 2012 Minimum [Member] Law for the Encouragement of Capital Investments [Member]	Dec. 31, 2012 Minimum [Member] Foreign Tax Authority [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Maximum [Member] Domestic Tax Authority [Member]	Dec. 31, 2012 Maximum [Member] Law for the Encouragement of Capital Investments [Member]	Dec. 31, 2012 Maximum [Member] Foreign Tax Authority [Member]	Dec. 31, 2012 Develpment Area A [Member] Law for the Encouragement of Capital Investments [Member]
Taxes On Income [Line Items]
Period of accelerated depreciation for tax purposes						8 years
Israeli tax rate	25.00%	24.00%	25.00%
Period of tax exemption							2 years
Tax rate reduction percent													10.00%					25.00%
Period in which investment must be made							3 years
Minimum qualifying investment							300,000
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Experation period since beginning of the year of election	12 years
Foreign investors' company tax benefits period	10 years
Foreign investors' company tax benefits pecent										10.00%					25.00%
Number of capital investment programs granted approved enterprise status	3
Number of capital investment programs under beneficiary enterprise status	2
Amended tax rate 2011 and 2012							15.00%													10.00%
Amended tax rate 2013 and 2014							12.50%													7.00%
Amended tax rate 2015 and thereafter							12.00%													6.00%
Valuation allowance	72,588,000	59,018,000
Net operating losses				2,300,000	60,000,000			98,000,000	11,300,000
Israeli capital loss					3,200,000
Annual limit against taxable income									30.00%
Accrued interest and penalties	$ 51,000	$ 1,624,000
Open Tax Year											2008	2008		2007		2011	2011		2011